Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014
Site Contingency [Line Items]
Percentage of workforce covered under collective bargaining	13.20%	13.50%
Environmental-related Noncompliances and Odor [Member] | Moretown, Vermont Landfill [Member]
Site Contingency [Line Items]
Penalty the Attorney General of the State of Vermont may seek	$ 450